Note 7 - Other (Income) Expense - Other (Income) Expense (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Gain on disposal of business	$ 0		$ (12,518)	$ 0
Gain on sale of building asset	$ 0		(7,291)
Other income			(3,590)	(361)
Other Nonoperating Income (Expense), Total			(23,399)	(361)
Building [Member]
Gain on sale of building asset		$ (7,291)	$ (7,291)	$ 0